Note 4(a) - Advances for Vessels Under Construction	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Advances for Vessels Acquisition Under Construction [Text Block]
4 (a).	Advances for Vessels under construction:

An analysis of Advances for vessels under construction included in the accompanying unaudited interim condensed consolidated balance sheets is as follows:

Advances for vessels acquisitions / under construction
Balance, December 31, 2017	6,757
— Advances paid	19,930
—Capitalized expenses	1,076
Balance, June 30, 2018	27,763